Transactions with related parties (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	R$ 54,266	R$ 70,790	R$ 64,904
Share-based payments	61,787	66,523	86,215
Key management personnel compensation	R$ 116,053	R$ 137,313	R$ 151,119